Consolidated Statement of Profit or Loss and Other Comprehensive Income/(Loss) (Parentheticals) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement of Profit or Loss and Other Comprehensive Income/(Loss) [Abstract]
Remeasurements of defined benefit liability, net of taxes	SFr 0	SFr 0	SFr 0
Foreign currency translation differences, tax	0	0	0
Other comprehensive income/(loss), net	SFr 0	SFr 0	SFr 0